The components of property, plant and equipment were as follows (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 8,538,273	$ 7,590,310
Less: Accumulated depreciation	(1,745,958)	(1,016,373)
Property, plant and equipment, net	6,792,315	6,573,937
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	5,073,335	4,601,685
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	3,216,474	2,822,686
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	75,374	67,091
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 173,090	$ 98,848